Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 123,810,000	Taxes	Netherlands		Government of the Netherlands	Netherlands
#: 2
	710,000	Royalties	Netherlands		Government of the Netherlands	Netherlands
#: 3
	12,870,000	Fees	Netherlands		Government of the Netherlands	Netherlands
#: 4
	90,680,000	Prod. Entitlements	Netherlands		Government of the Netherlands, Energie Beheer Nederland BV	Netherlands
#: 5
	320,000	Fees	Netherlands	snj:NL-NB	Municipality of Waalwijk	Netherlands
#: 6
	190,000	Fees	Netherlands	snj:NL-FR	Municipality of Achtkarspelen	Netherlands
#: 7
	160,000	Fees	Netherlands	snj:NL-FR	Province of Friesland	Netherlands
#: 8
	141,610,000	Taxes	Ireland		Government of Ireland, Office Of The Revenue Commissioners	Corrib
#: 9
	2,300,000	Fees	Ireland		Government of Ireland, Commission For Regulation Of Utilities	Corrib
#: 10
	250,000	Fees	Ireland		Government of Ireland, Department Of Communications Climate Action And Environment	Corrib
#: 11
	42,080,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 12
	750,000	Fees	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 13
	38,470,000	Royalties	Canada	snj:CA-AB	Government of Alberta, Provincial Treasurer Of Alberta	Alberta
#: 14
	3,480,000	Royalties	Canada	snj:CA-AB	Government of Alberta, Alberta Department Of Energy	Alberta
#: 15
	580,000	Fees	Canada	snj:CA-AB	Government of Alberta, Alberta Department Of Resource Development	Alberta
#: 16
	250,000	Fees	Canada	snj:CA-AB	Government of Alberta, Alberta Minister Of Finance	Alberta
#: 17
	3,480,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta	Yes	Prevailing commodity prices at the time of transfer
#: 18
	7,600,000	Taxes	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 19
	25,360,000	Royalties	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 20
	4,700,000	Fees	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 21
	3,430,000	Bonuses	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 22
	32,630,000		Canada	snj:CA-SK	Government of Saskatchewan, Saskatchewan Ministry Of The Economy	Saskatchewan
#: 23
	8,430,000	Taxes	Canada	snj:CA-SK	Government of Saskatchewan, Saskatchewan Minister Of Finance	Saskatchewan
#: 24
	400,000	Fees	Canada	snj:CA-BC	Government of British Columbia	British Columbia
#: 25
	7,030,000	Royalties	Canada	snj:CA-BC	Government of British Columbia, British Columbia Minister Of Finance	British Columbia
#: 26
	790,000	Taxes	Canada	snj:CA-BC	Government of British Columbia, British Columbia Surveyor Of Taxes	British Columbia
#: 27
	350,000	Fees	Canada	snj:CA-BC	Government of British Columbia, British Columbia Energy Regulator	British Columbia
#: 28
	3,080,000	Fees	Canada	snj:CA-AB	Yellowhead County	Alberta
#: 29
	2,420,000	Fees	Canada	snj:CA-AB	Alberta Energy Regulator	Alberta
#: 30
	1,210,000	Fees	Canada	snj:CA-SK	Rural Municipality of Antler No. 61	Saskatchewan
#: 31
	1,030,000	Fees	Canada	snj:CA-SK	Rural Municipality of Moose Creek No. 33	Saskatchewan
#: 32
	30,000	Royalties	Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3	Saskatchewan
#: 33
	920,000	Fees	Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3	Saskatchewan
#: 34
	780,000	Fees	Canada	snj:CA-SK	Rural Municipality of Hazelwood No. 94	Saskatchewan
#: 35
	730,000	Fees	Canada	snj:CA-SK	Rural Municipality of Souris Valley No. 7	Saskatchewan
#: 36
	650,000	Fees	Canada	snj:CA-SK	Rural Municipality of Argyle No. 1	Saskatchewan
#: 37
	580,000	Fees	Canada	snj:CA-SK	Rural Municipality of Lomond No. 37	Saskatchewan
#: 38
	490,000	Fees	Canada	snj:CA-AB	Brazeau County	Alberta
#: 39
	460,000	Fees	Canada	snj:CA-SK	Rural Municipality of Moose Mountain No. 63	Saskatchewan
#: 40
	410,000	Fees	Canada	snj:CA-SK	Rural Municipality of Browning No. 34	Saskatchewan
#: 41
	270,000	Royalties	Canada		Government of Canada, Receiver General
#: 42
	100,000	Fees	Canada		Government of Canada, Receiver General	Saskatchewan
#: 43
	370,000	Fees	Canada	snj:CA-SK	Rural Municipality of Mount Pleasant No. 2	Saskatchewan
#: 44
	360,000	Fees	Canada	snj:CA-SK	Rural Municipality of Coalfields No. 4	Saskatchewan
#: 45
	10,000	Royalties	Canada	snj:CA-SK	White Bear First Nations	Saskatchewan
#: 46
	310,000	Fees	Canada	snj:CA-SK	White Bear First Nations	Saskatchewan
#: 47
	320,000	Fees	Canada	snj:CA-AB	Clearwater County	Alberta
#: 48
	280,000	Fees	Canada	snj:CA-SK	Rural Municipality of Brock No. 64	Saskatchewan
#: 49
	270,000	Fees	Canada	snj:CA-AB	Red Deer County	Alberta
#: 50
	10,000	Royalties	Canada	snj:CA-SK	Rural Municipality of Storthoaks No. 31	Saskatchewan
#: 51
	240,000	Fees	Canada	snj:CA-SK	Rural Municipality of Storthoaks No. 31	Saskatchewan
#: 52
	190,000	Fees	Canada	snj:CA-SK	Rural Municipality of Wawken No. 93	Saskatchewan
#: 53
	180,000	Fees	Canada	snj:CA-SK	Rural Municipality of Golden West No. 95	Saskatchewan
#: 54
	160,000	Fees	Canada	snj:CA-SK	Rural Municipality of Kindersley No. 290	Saskatchewan
#: 55
	150,000	Fees	Canada	snj:CA-MB	Rural Municipality of Pipestone	Alberta
#: 56
	40,000	Royalties	Canada	snj:CA-SK	Rural Municipality of Cymri No. 36	Saskatchewan
#: 57
	110,000	Fees	Canada	snj:CA-SK	Rural Municipality of Cymri No. 36	Saskatchewan
#: 58
	120,000	Fees	Canada	snj:CA-SK	Rural Municipality of Laurier No. 38	Saskatchewan
#: 59
	110,000	Fees	Canada	snj:CA-AB	Sturgeon County	Alberta
#: 60
	59,490,000	Taxes	France		Government of France, Direction Des Grandes Entreprises	France
#: 61
	460,000	Fees	France		Government of France, Tresor Public	France
#: 62
	11,520,000	Royalties	France	snj:FR-33	Department of Gironde, Direction Regionale Des Finances Publiques De Gironde	Aquitaine Basin
#: 63
	8,280,000	Royalties	France	snj:FR-77	Department of Landes, Tresorerie Generale Des Landes	Aquitaine Basin
#: 64
	8,880,000	Royalties	France	snj:FR-40	Department of Seine et Marne, Tresorerie Generale De Seine Et Marne	Paris Basin Chaunoy And Champotran
#: 65
	2,450,000	Royalties	France	snj:FR-91	Department of Essonne, Recette Divisionnaire Des Impots De L Essonne	Paris Basin Vert Le Grand
#: 66
	1,590,000	Royalties	France	snj:FR-91	Department of Essonne, SIP Etampes	Paris Basin Vert Le Grand
#: 67
	410,000	Royalties	France	snj:FR-91	Department of Essonne, Recette Divisionnaire Des Impots De Etampes	Paris Basin Vert Le Grand
#: 68
	2,310,000	Royalties	France	snj:FR-CVL	Municipality of Montargis, Service Des Impots De Montargis	Paris Basin Neocomian
#: 69
	2,250,000	Royalties	France	snj:FR-45	Department of Loiret, Direction Regionale Finances Loiret	Paris Basin Neocomian
#: 70
	1,580,000	Royalties	France	snj:FR-77	Municipality of Melun, Service Des Impots Particuliers Melun	Paris Basin Chaunoy And Champotran
#: 71
	1,490,000	Royalties	France	snj:FR-64	Department of Pyrenees Atlantiques, Direction Departementale Des Finances Publiques De Pyrenees Atlantiques	Aquitaine Basin
#: 72
	1,050,000	Royalties	France	snj:FR-64	Municipality of Pau, Service Des Impots Particuliers De Pau	Aquitaine Basin
#: 73
	17,700,000	Royalties	United States of America	snj:US-WY	State of Wyoming	Powder River Basin, Wyoming
#: 74
	120,000	Fees	United States of America	snj:US-WY	State of Wyoming	Powder River Basin, Wyoming
#: 75
	16,200,000	Royalties	United States of America	snj:US-WY	State of Wyoming, Department Of Revenue	Powder River Basin, Wyoming
#: 76
	1,540,000	Royalties	United States of America	snj:US-WY	State of Wyoming, State Lands And Investments	Powder River Basin, Wyoming
#: 77
	40,000	Royalties	United States of America	snj:US-WY	State of Wyoming, Oil And Gas Conservation	Powder River Basin, Wyoming
#: 78
	30,000	Fees	United States of America	snj:US-WY	State of Wyoming, Secretary Of State	Powder River Basin, Wyoming
#: 79
	4,840,000	Royalties	United States of America		Government of the United States of America, Office Of Natural Resources Revenue	Powder River Basin, Wyoming
#: 80
	1,130,000	Royalties	United States of America	snj:US-WY	County of Campbell, Wyoming, Campbell County Clerk	Powder River Basin, Wyoming
#: 81
	80,000	Fees	United States of America	snj:US-WY	County of Campbell, Wyoming, Campbell County Clerk	Powder River Basin, Wyoming
#: 82
	20,000	Royalties	United States of America	snj:US-WY	County of Niobrara, Wyoming, Niobrara County Clerk	Powder River Basin, Wyoming
#: 83
	80,000	Fees	United States of America	snj:US-WY	County of Niobrara, Wyoming, Niobrara County Clerk	Powder River Basin, Wyoming
#: 84
	22,220,000	Taxes	Australia		Government of Australia, Australian Taxation Office	Wandoo
#: 85
	1,700,000	Fees	Australia		Government of Australia, National Offshore Petroleum Safety And Environmental Management Authority	Wandoo
#: 86
	14,360,000	Royalties	Germany	snj:DE-NI	State of Lower Saxony, State Authority For Mining Energy And Geology	Dmmersee-Uchte
#: 87
	90,000	Taxes	Hungary		Government of Hungary, Hungarian Treasury	Hungary
#: 88
	790,000	Royalties	Hungary		Government of Hungary, Hungarian Treasury	Hungary
#: 89
	80,000	Fees	Hungary		Government of Hungary, Hungarian Treasury	Hungary
#: 90
	630,000	Fees	Croatia		Government of the Republic of Croatia	Croatia
#: 91
	$ 140,000	Fees	Slovakia		Government of Slovakia, Ministry Of The Environment	Slovakia